UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: June 30
Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

GEQ Guggenheim Equal Weight Enhanced Equity Income Fund
Portfolio of Investments
September 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 123.4%
	Basic Materials - 6.6%
5,166	Air Products & Chemicals, Inc.(a)	427,228
5,385	Airgas, Inc.(a)	443,186
44,892	Alcoa, Inc.(a)	397,294
12,020	Allegheny Technologies, Inc.(a)	383,438
1,975	CF Industries Holdings, Inc.(a)	438,924
9,698	Cliffs Natural Resources, Inc.(a)	379,483
13,698	Dow Chemical Co.(a)	396,694
7,534	Eastman Chemical Co.(a)	429,513
6,889	Ecolab, Inc.(a)	446,476
8,455	EI du Pont de Nemours & Co.(a)	425,033
7,545	FMC Corp.(a)	417,842
10,359	Freeport-McMoRan Copper & Gold, Inc.(a)	410,009
7,333	International Flavors & Fragrances, Inc.(a)	436,900
12,437	International Paper Co.(a)	451,712
8,269	LyondellBasell Industries NV, Class A(Netherlands)(a)	427,177
14,337	MeadWestvaco Corp.(a)	438,712
4,965	Monsanto Co.(a)	451,915
7,267	Mosaic Co.(a)	418,652
7,724	Newmont Mining Corp.(a)	432,621
10,840	Nucor Corp.(a)	414,738
3,717	PPG Industries, Inc.(a)	426,860
4,093	Praxair, Inc.(a)	425,181
3,021	Sherwin-Williams Co.(a)	449,857
5,992	Sigma-Aldrich Corp.(a)	431,244
31,940	Titanium Metals Corp.(a)	409,790
19,766	United States Steel Corp.(a)	376,938
8,985	Vulcan Materials Co.(a)	424,991
		11,412,408

	Communications - 10.3%
1,690	Amazon.com, Inc.(a) (b)	429,801
11,856	AT&T, Inc.(a)	446,971
26,016	Cablevision Systems Corp., Class A(a)	412,354
11,892	CBS Corp., Class B(a)	432,036
10,425	CenturyLink, Inc.(a)	421,170
22,666	Cisco Systems, Inc.(a)	432,694
12,514	Comcast Corp., Class A(a)	447,626
33,669	Corning, Inc.(a)	442,747
6,957	Crown Castle International Corp.(a) (b)	445,944
8,161	DIRECTTV(a) (b)	428,126
7,518	Discovery Communications, Inc., Class A(a) (b)	448,298
8,839	eBay, Inc.(a) (b)	427,896
7,905	Expedia, Inc.(a)	457,224
4,261	F5 Networks, Inc.(a) (b)	446,127
94,998	Frontier Communications Corp.(a)	465,490
25,128	Gannett Co., Inc.(a)	446,022
623	Google, Inc., Class A(a) (b)	470,053
8,744	Harris Corp.(a)	447,868
37,917	Interpublic Group of Cos., Inc.(a)	421,637
32,843	JDS Uniphase Corp.(a) (b)	406,761
22,853	Juniper Networks, Inc.(a) (b)	391,015
8,256	McGraw-Hill Cos., Inc.(a)	450,695
41,557	MetroPCS Communications, Inc.(a) (b)	486,631
8,740	Motorola Solutions, Inc.(a)	441,807
7,300	NetFlix, Inc.(a) (b)	397,412
17,906	News Corp., Class A(a)	439,234
8,190	Omnicom Group, Inc.(a)	422,276
694	priceline.com, Inc.(a) (b)	429,399
7,088	Scripps Networks Interactive, Inc., Class A(a)	433,998
83,981	Sprint Nextel Corp.(a) (b)	463,575
23,079	Symantec Corp.(a) (b)	415,422
4,782	Time Warner Cable, Inc.(a)	454,578
9,880	Time Warner, Inc.(a)	447,860
12,249	TripAdvisor, Inc.(a) (b)	403,360
9,246	VeriSign, Inc.(a) (b)	450,188
9,919	Verizon Communications, Inc.(a)	452,009
8,475	Viacom, Inc., Class B(a)	454,176
8,437	Walt Disney Co.(a)	441,086
1,228	Washington Post Co., Class B(a)	445,801
40,978	Windstream Corp.(a)	414,288
28,011	Yahoo!, Inc.(a) (b)	447,476
		17,959,131

	Consumer, Cyclical - 15.7%
11,222	Abercrombie & Fitch Co., Class A(a)	380,650
10,476	AutoNation, Inc.(a) (b)	457,486
1,255	AutoZone, Inc.(a) (b)	463,935
6,169	Bed Bath & Beyond, Inc.(a) (b)	388,647
23,774	Best Buy Co., Inc.(a)	408,675
13,877	Big Lots, Inc.(a) (b)	410,482
5,656	BorgWarner, Inc.(a) (b)	390,886
13,659	CarMax, Inc.(a) (b)	386,550
11,638	Carnival Corp. (Panama)(a)	424,089
1,312	Chipotle Mexican Grill, Inc.(a) (b)	416,612
10,588	Cintas Corp.(a)	438,873
7,119	Coach, Inc.(a)	398,806
4,322	Costco Wholesale Corp.(a)	432,740
9,405	CVS Caremark Corp.(a)	455,390
8,174	Darden Restaurants, Inc.(a)	455,701
9,358	Dollar Tree, Inc.(a) (b)	451,757
20,088	DR Horton, Inc.(a)	414,616
6,880	Family Dollar Stores, Inc.(a)	456,144
9,981	Fastenal Co.(a)	429,083
41,950	Ford Motor Co.(a)	413,627
4,720	Fossil, Inc.(a) (b)	399,784
19,081	GameStop Corp., Class A(a)	400,701
12,550	Gap, Inc.(a)	449,039
6,995	Genuine Parts Co.(a)	426,905
32,698	Goodyear Tire & Rubber Co.(a) (b)	398,589
9,535	Harley-Davidson, Inc.(a)	403,998
8,945	Harman International Industries, Inc.(a)	412,901
11,055	Hasbro, Inc.(a)	421,969
7,430	Home Depot, Inc.(a)	448,549
33,415	International Game Technology(a)	437,402
15,328	JC Penney Co., Inc.(a)	372,317
15,127	Johnson Controls, Inc.(a)	414,480
8,272	Kohl's Corp.(a)	423,692
12,112	Lennar Corp., Class A(a)	421,134
8,780	Limited Brands, Inc., Class A(a)	432,503
15,026	Lowe's Cos., Inc.(a)	454,386
11,258	Macy's, Inc.(a)	423,526
10,619	Marriott International, Inc., Class A(a)	415,203
12,212	Mattel, Inc.(a)	433,282
4,817	McDonald's Corp.(a)	441,960
22,412	Newell Rubbermaid, Inc.(a)	427,845
4,572	NIKE, Inc., Class B(a)	433,928
7,675	Nordstrom, Inc.(a)	423,507
5,495	O'Reilly Automotive, Inc.(a) (b)	459,491
10,262	PACCAR, Inc.(a)	410,737
26,741	Pulte Group, Inc.(a) (b)	414,486
2,712	Ralph Lauren Corp.(a)	410,136
6,491	Ross Stores, Inc.(a)	419,319
48,704	Southwest Airlines Co.(a)	427,134
36,178	Staples, Inc.(a)	416,771
8,755	Starbucks Corp.(a)	444,316
7,278	Starwood Hotels & Resorts Worldwide, Inc.(a)	421,833
6,831	Target Corp.(a)	433,564
6,734	Tiffany & Co.(a)	416,700
9,508	TJX Cos., Inc.(a)	425,863
11,125	Urban Outfitters, Inc.(a) (b)	417,855
2,688	VF Corp.(a)	428,360
12,263	Walgreen Co.(a)	446,864
5,930	Wal-Mart Stores, Inc.(a)	437,634
5,301	Whirlpool Corp.(a)	439,506
2,145	WW Grainger, Inc.(a)	446,954
8,219	Wyndham Worldwide Corp.(a)	431,333
3,909	Wynn Resorts Ltd.(a)	451,255
6,637	Yum! Brands, Inc.(a)	440,299
		27,232,759

	Consumer, Non-cyclical - 25.4%
6,471	Abbott Laboratories(a)	443,652
7,606	ADT Corp.(b)	273,816
11,315	Aetna, Inc.(a)	448,074
3,998	Alexion Pharmaceuticals, Inc.(a) (b)	457,371
4,954	Allergan, Inc.(a)	453,687
13,411	Altria Group, Inc.(a)	447,794
11,823	AmerisourceBergen Corp.(a)	457,668
5,429	Amgen, Inc.(a)	457,773
15,015	Apollo Group, Inc., Class A(a) (b)	436,186
16,247	Archer-Daniels-Midland Co.(a)	441,593
7,558	Automatic Data Processing, Inc.(a)	443,352
13,873	Avery Dennison Corp.(a)	441,439
27,116	Avon Products, Inc.(a)	432,500
7,304	Baxter International, Inc.(a)	440,139
7,492	Beam, Inc.(a)	431,090
5,581	Becton Dickinson and Co.(a)	438,443
2,865	Biogen Idec, Inc.(a) (b)	427,544
75,900	Boston Scientific Corp.(a) (b)	435,666
13,290	Bristol-Myers Squibb Co.(a)	448,538
6,882	Brown-Forman Corp., Class B(a)	449,050
12,786	Campbell Soup Co.(a)	445,209
11,512	Cardinal Health, Inc.(a)	448,623
15,856	CareFusion Corp.(a) (b)	450,153
5,791	Celgene Corp.(a) (b)	442,432
9,241	Cigna Corp.(a)	435,898
6,257	Clorox Co.(a)	450,817
11,589	Coca-Cola Co.(a)	439,571
14,171	Coca-Cola Enterprises, Inc.(a)	443,127
4,258	Colgate-Palmolive Co.(a)	456,543
17,263	ConAgra Foods, Inc.(a)	476,286
13,723	Constellation Brands, Inc., Class A(a) (b)	443,939
10,626	Coventry Health Care, Inc.(a)	442,998
7,485	Covidien PLC (Ireland)(a)	444,759
4,320	CR Bard, Inc.(a)	452,089
4,486	DaVita, Inc.(a) (b)	464,794
27,386	Dean Foods Co.(a) (b)	447,761
11,730	DENTSPLY International, Inc.(a)	447,382
10,021	Dr Pepper Snapple Group, Inc.(a)	446,235
4,203	Edwards Lifesciences Corp.(a) (b)	451,277
9,455	Eli Lilly & Co.(a)	448,262
9,330	Equifax, Inc.(a)	434,591
7,214	Estee Lauder Cos., Inc., Class A(a)	444,166
7,030	Express Scripts Holding Co.(a) (b)	440,570
12,669	Forest Laboratories, Inc.(a) (b)	451,143
11,359	General Mills, Inc.(a)	452,656
7,123	Gilead Sciences, Inc.(a) (b)	472,469
26,091	H&R Block, Inc.(a)	452,157
6,301	Hershey Co.(a)	446,678
7,861	HJ Heinz Co.(a)	439,823
15,242	Hormel Foods Corp.(a)	445,676
12,742	Hospira, Inc.(a) (b)	418,192
6,211	Humana, Inc.(a)	435,702
881	Intuitive Surgical, Inc.(a) (b)	436,650
13,265	Iron Mountain, Inc.(a)	452,468
5,131	JM Smucker Co.(a)	442,959
6,452	Johnson & Johnson(a)	444,607
8,802	Kellogg Co.(a)	454,711
5,343	Kimberly-Clark Corp.(a)	458,322
18,560	Kroger Co.(a)	436,902
4,855	Laboratory Corp. of America Holdings(a) (b)	448,942
9,027	Life Technologies Corp.(a) (b)	441,240
3,834	Lorillard, Inc.(a)	446,469
972	Mastercard, Inc., Class A(a)	438,839
7,013	McCormick & Co., Inc.(a)	435,087
5,053	McKesson Corp.(a)	434,710
5,877	Mead Johnson Nutrition Co.(a)	430,667
10,262	Medtronic, Inc.(a)	442,497
10,127	Merck & Co., Inc.(a)	456,728
9,630	Molson Coors Brewing Co., Class B(a)	433,832
11,063	Mondelez International, Inc., Class A(a)	457,455
8,216	Monster Beverage Corp.(a) (b)	444,979
10,080	Moody's Corp.(a)	445,234
18,178	Mylan, Inc.(a) (b)	443,543
12,846	Patterson Cos., Inc.(a)	439,847
12,819	Paychex, Inc.(a)	426,745
6,268	PepsiCo, Inc.(a)	443,586
3,929	Perrigo Co.(a)	456,432
18,560	Pfizer, Inc.(a)	461,215
4,936	Philip Morris International, Inc.(a)	443,944
6,388	Procter & Gamble Co.(a)	443,072
17,109	Quanta Services, Inc.(a) (b)	422,592
7,178	Quest Diagnostics, Inc.(a)	455,301
10,050	Reynolds American, Inc.(a)	435,567
16,093	Robert Half International, Inc.(a)	428,557
37,245	RR Donnelley & Sons Co.(a)	394,797
26,200	Safeway, Inc.(a)	421,558
34,032	SAIC, Inc.(a)	409,745
10,540	St. Jude Medical, Inc.(a)	444,050
7,887	Stryker Corp.(a)	438,990
14,555	Sysco Corp.(a)	455,135
76,690	Tenet Healthcare Corp.(a) (b)	480,845
18,513	Total System Services, Inc.(a)	438,758
26,838	Tyson Foods, Inc., Class A(a)	429,945
8,143	UnitedHealth Group, Inc.(a)	451,204
7,172	Varian Medical Systems, Inc.(a) (b)	432,615
5,396	Watson Pharmaceuticals, Inc.(a) (b)	459,522
7,571	WellPoint, Inc.(a)	439,194
23,116	Western Union Co.(a)	421,174
4,519	Whole Foods Market, Inc.(a)	440,151
6,604	Zimmer Holdings, Inc.(a)	446,562
		44,205,297

	Diversified - 0.2%
18,491	Leucadia National Corp.(a)	420,670

	Energy - 11.1%
51,666	Alpha Natural Resources, Inc.(a) (b)	339,446
5,844	Anadarko Petroleum Corp.(a)	408,612
4,777	Apache Corp.(a)	413,067
8,828	Baker Hughes, Inc.(a)	399,290
9,632	Cabot Oil & Gas Corp., Class A(a)	432,477
7,487	Cameron International Corp.(a) (b)	419,797
21,528	Chesapeake Energy Corp.(a)	406,233
3,768	Chevron Corp.(a)	439,198
7,589	ConocoPhillips(a)	433,939
13,460	CONSOL Energy, Inc.(a)	404,473
25,027	Denbury Resources, Inc.(a) (b)	404,436
6,957	Devon Energy Corp.(a)	420,899
6,399	Diamond Offshore Drilling, Inc.(a)	421,118
7,600	Ensco PLC, Class A (United Kingdom)(a)	414,656
3,755	EOG Resources, Inc.(a)	420,748
7,457	EQT Corp.(a)	439,963
4,786	Exxon Mobil Corp.(a)	437,680
8,841	FMC Technologies, Inc.(a) (b)	409,338
11,799	Halliburton Co.(a)	397,508
8,579	Helmerich & Payne, Inc.(a)	408,446
7,881	Hess Corp.(a)	423,367
12,192	Kinder Morgan, Inc.(a)	433,060
14,209	Marathon Oil Corp.(a)	420,160
7,942	Marathon Petroleum Corp.(a)	433,554
7,854	Murphy Oil Corp.(a)	421,681
26,467	Nabors Industries Ltd. (Bermuda)(a) (b)	371,332
5,208	National Oilwell Varco, Inc.(a)	417,213
12,545	Newfield Exploration Co.(a) (b)	392,909
11,468	Noble Corp. (Switzerland)(a) (b)	410,325
4,565	Noble Energy, Inc.(a)	423,221
4,804	Occidental Petroleum Corp.(a)	413,432
9,380	ONEOK, Inc.(a)	453,148
17,248	Peabody Energy Corp.(a)	384,458
9,453	Phillips 66(a)	438,336
3,903	Pioneer Natural Resources Co.(a)	407,473
13,296	QEP Resources, Inc.(a)	420,951
6,301	Range Resources Corp.(a)	440,252
11,894	Rowan Companies PLC, Class A(United Kingdom)(a) (b)	401,660
5,692	Schlumberger Ltd. (Curacao)(a)	411,702
12,395	Southwestern Energy Co.(a) (b)	431,098
15,337	Spectra Energy Corp.(a)	450,294
9,336	Sunoco, Inc.(a)	437,205
10,814	Tesoro Corp.(a)	453,108
13,089	Valero Energy Corp.(a)	414,660
12,585	Williams Cos., Inc.(a)	440,097
25,272	WPX Energy, Inc.(a) (b)	419,262
		19,235,282

	Financial - 19.5%
5,734	ACE Ltd. (Switzerland)(a)	433,490
8,894	Aflac, Inc.(a)	425,845
11,083	Allstate Corp.(a)	438,998
7,452	American Express Co.(a)	423,721
12,614	American International Group, Inc.(a) (b)	413,613
6,191	American Tower Corp., REIT(a)	441,975
7,461	Ameriprise Financial, Inc.(a)	422,964
8,318	AON PLC (United Kingdom)(a)	434,948
16,110	Apartment Investment & Management Co., Class A, REIT(a)	418,699
11,576	Assurant, Inc.(a)	431,785
3,125	AvalonBay Communities, Inc., REIT(a)	424,969
46,255	Bank of America Corp.(a)	408,432
18,701	Bank of New York Mellon Corp.(a)	423,017
12,996	BB&T Corp.(a)	430,947
4,981	Berkshire Hathaway, Inc., Class B(a) (b)	439,324
2,414	BlackRock, Inc.(a)	430,416
3,806	Boston Properties, Inc., REIT(a)	420,982
7,441	Capital One Financial Corp.(a)	424,211
21,696	CBRE Group, Inc., Class A(a) (b)	399,423
30,613	Charles Schwab Corp.(a)	391,540
5,807	Chubb Corp.(a)	442,959
11,074	Cincinnati Financial Corp.(a)	419,594
12,698	Citigroup, Inc.(a)	415,479
7,501	CME Group, Inc.(a)	429,807
13,374	Comerica, Inc.(a)	415,263
11,238	Discover Financial Services(a)	446,487
44,711	E*Trade Financial Corp.(a) (b)	393,904
7,335	Equity Residential, REIT(a)	421,983
20,309	Federated Investors, Inc., Class B(a)	420,193
27,993	Fifth Third Bancorp(a)	434,171
43,180	First Horizon National Corp.(a)	415,823
3,452	Franklin Resources, Inc.(a)	431,742
72,180	Genworth Financial, Inc., Class A(a) (b)	377,501
3,640	Goldman Sachs Group, Inc.(a)	413,795
21,718	Hartford Financial Services Group, Inc.(a)	422,198
9,515	HCP, Inc., REIT(a)	423,227
7,552	Health Care REIT, Inc., REIT(a)	436,128
25,608	Host Hotels & Resorts, Inc., REIT(a)	411,008
55,635	Hudson City Bancorp, Inc.(a)	442,855
61,353	Huntington Bancshares, Inc.(a)	423,336
3,154	IntercontinentalExchange, Inc.(a) (b)	420,775
17,109	Invesco Ltd. (Bermuda)(a)	427,554
10,626	JPMorgan Chase & Co.(a)	430,140
48,865	KeyCorp(a)	427,080
21,005	Kimco Realty Corp., REIT(a)	425,771
16,391	Legg Mason, Inc.(a)	404,530
17,122	Lincoln National Corp.(a)	414,181
10,348	Loews Corp.(a)	426,958
4,660	M&T Bank Corp.(a)	443,445
12,658	Marsh & McLennan Cos., Inc.(a)	429,486
12,185	MetLife, Inc.(a)	419,895
24,218	Morgan Stanley(a)	405,409
18,052	NASDAQ OMX Group, Inc.(a)	420,521
8,992	Northern Trust Corp.(a)	417,364
16,439	NYSE Euronext(a)	405,221
35,481	People's United Financial, Inc.(a)	430,739
10,114	Plum Creek Timber Co., Inc., REIT(a)	443,397
6,615	PNC Financial Services Group, Inc.(a)	417,407
15,149	Principal Financial Group, Inc.(a)	408,114
21,228	Progressive Corp.(a)	440,269
11,976	Prologis, Inc., REIT(a)	419,519
7,534	Prudential Financial, Inc.(a)	410,678
2,968	Public Storage, REIT(a)	413,057
57,972	Regions Financial Corp.(a)	417,978
2,714	Simon Property Group, Inc., REIT(a)	412,012
26,325	SLM Corp.(a)	413,829
10,058	State Street Corp.(a)	422,034
14,770	SunTrust Banks, Inc.(a)	417,548
6,712	T Rowe Price Group, Inc.(a)	424,870
8,373	Torchmark Corp.(a)	429,954
6,441	Travelers Cos., Inc.(a)	439,663
21,115	Unum Group(a)	405,830
12,647	US Bancorp(a)	433,792
6,790	Ventas, Inc., REIT(a)	422,678
3,291	Visa, Inc., Class A(a)	441,915
5,190	Vornado Realty Trust, REIT(a)	420,650
12,227	Wells Fargo & Co.(a)	422,198
16,269	Weyerhaeuser Co., REIT(a)	425,272
17,899	XL Group PLC (Ireland)(a)	430,113
20,691	Zions Bancorporation(a)	427,373
		33,825,971

	Industrial - 15.2%
4,700	3M Co.(a)	434,374
11,119	Agilent Technologies, Inc.(a)	427,526
6,993	Amphenol Corp., Class A(a)	411,748
10,206	Ball Corp.(a)	431,816
14,096	Bemis Co., Inc.(a)	443,601
6,198	Boeing Co.(a)	431,505
4,742	Caterpillar, Inc.(a)	408,002
7,713	CH Robinson Worldwide, Inc.(a)	451,595
5,895	Cooper Industries PLC (Ireland)(a)	442,479
19,074	CSX Corp.(a)	395,786
4,305	Cummins, Inc.(a)	396,964
8,066	Danaher Corp.(a)	444,839
5,387	Deere & Co.(a)	444,374
7,167	Dover Corp.(a)	426,365
9,354	Eaton Corp.(a)	442,070
8,868	Emerson Electric Co.(a)	428,059
11,280	Expeditors International of Washington, Inc.(a)	410,141
4,901	FedEx Corp.(a)	414,723
20,956	FLIR Systems, Inc.(a)	418,596
3,278	Flowserve Corp.(a)	418,732
7,344	Fluor Corp.(a)	413,320
6,615	General Dynamics Corp.(a)	437,384
19,980	General Electric Co.(a)	453,745
7,240	Honeywell International, Inc.(a)	432,590
7,227	Illinois Tool Works, Inc.(a)	429,790
9,566	Ingersoll-Rand PLC (Ireland)(a)	428,748
19,461	Jabil Circuit, Inc.(a)	364,310
10,198	Jacobs Engineering Group, Inc.(a) (b)	412,305
7,172	Joy Global, Inc.(a)	402,062
6,043	L-3 Communications Holdings, Inc.(a)	433,344
17,670	Leggett & Platt, Inc.(a)	442,633
4,775	Lockheed Martin Corp.(a)	445,889
27,958	Masco Corp.(a)	420,768
15,805	Molex, Inc.(a)	415,355
5,915	Norfolk Southern Corp.(a)	376,371
6,659	Northrop Grumman Corp.(a)	442,357
22,120	Owens-Illinois, Inc.(a) (b)	414,971
6,893	Pall Corp.(a)	437,637
5,113	Parker Hannifin Corp.(a)	427,345
7,931	Pentair Ltd. (Switzerland)	353,009
14,551	PerkinElmer, Inc.(a)	428,818
2,737	Precision Castparts Corp.(a)	447,062
7,642	Raytheon Co.(a)	436,817
15,441	Republic Services, Inc.(a)	424,782
6,237	Rockwell Automation, Inc.(a)	433,783
8,318	Rockwell Collins, Inc.(a)	446,177
4,199	Roper Industries, Inc.(a)	461,428
10,275	Ryder System, Inc.(a)	401,342
27,101	Sealed Air Corp.(a)	418,981
6,016	Snap-on, Inc.(a)	432,370
5,760	Stanley Black & Decker, Inc.(a)	439,200
4,742	Stericycle, Inc.(a) (b)	429,246
11,903	TE Connectivity Ltd. (Switzerland)(a)	404,821
15,576	Textron, Inc.(a)	407,624
7,289	Thermo Fisher Scientific, Inc.(a)	428,812
7,998	Tyco International Ltd. (Switzerland)(a)	449,967
4,000	Tyco International Ltd. (Switzerland)(b) (c)	109,600
3,439	Union Pacific Corp.(a)	408,209
5,994	United Parcel Service, Inc., Class B(a)	428,991
5,358	United Technologies Corp.(a)	419,478
13,007	Waste Management, Inc.(a)	417,265
5,195	Waters Corp.(a) (b)	432,899
17,276	Xylem, Inc.(a)	434,491
		26,449,391

	Technology - 11.8%
6,703	Accenture PLC, Class A (Ireland)(a)	469,411
13,250	Adobe Systems, Inc.(a) (b)	430,095
113,266	Advanced Micro Devices, Inc.(a) (b)	381,706
11,317	Akamai Technologies, Inc.(a) (b)	432,988
11,576	Altera Corp.(a)	393,410
10,597	Analog Devices, Inc.(a)	415,296
638	Apple, Inc.(a)	425,712
36,689	Applied Materials, Inc.(a)	409,633
13,199	Autodesk, Inc.(a) (b)	440,451
10,251	BMC Software, Inc.(a) (b)	425,314
12,192	Broadcom Corp., Class A(a) (b)	421,599
16,174	CA, Inc.(a)	416,723
6,134	Cerner Corp.(a) (b)	474,833
5,405	Citrix Systems, Inc.(a) (b)	413,861
6,222	Cognizant Technology Solutions Corp., Class A(a) (b)	435,042
12,738	Computer Sciences Corp.(a)	410,291
40,788	Dell, Inc.(a)	402,170
5,248	Dun & Bradstreet Corp.(a)	417,846
30,465	Electronic Arts, Inc.(a) (b)	386,601
15,856	EMC Corp.(a) (b)	432,393
13,935	Fidelity National Information Services, Inc.(a)	435,051
17,950	First Solar, Inc.(a) (b)	397,503
6,153	Fiserv, Inc.(a) (b)	455,507
24,311	Hewlett-Packard Co.(a)	414,746
18,902	Intel Corp.(a)	428,698
2,136	International Business Machines Corp.(a)	443,113
7,328	Intuit, Inc.(a)	431,473
8,417	KLA-Tencor Corp.(a)	401,533
12,859	Lam Research Corp.(a) (b)	408,723
13,120	Linear Technology Corp.(a)	417,872
55,988	LSI Corp.(a) (b)	386,877
12,859	Microchip Technology, Inc.(a)	421,004
65,932	Micron Technology, Inc.(a) (b)	394,603
14,153	Microsoft Corp.(a)	421,476
12,336	NetApp, Inc.(a) (b)	405,608
31,918	NVIDIA Corp.(a) (b)	425,786
13,407	Oracle Corp.(a)	422,186
28,930	Pitney Bowes, Inc.(a)	399,813
6,809	QUALCOMM, Inc.(a)	425,494
7,362	Red Hat, Inc.(a) (b)	419,192
2,770	Salesforce.com, Inc.(a) (b)	422,951
9,667	SanDisk Corp.(a) (b)	419,838
14,493	Seagate Technology PLC (Ireland)(a)	449,283
5,871	Teradata Corp.(a) (b)	442,732
26,886	Teradyne, Inc.(a) (b)	382,319
14,944	Texas Instruments, Inc.(a)	411,707
10,759	Western Digital Corp.(a)	416,696
56,200	Xerox Corp.(a)	412,508
12,539	Xilinx, Inc.(a)	418,928
		20,568,595

	Utilities - 7.6%
38,180	AES Corp.(a)	418,835
10,719	AGL Resources, Inc.(a)	438,514
13,522	Ameren Corp.(a)	441,764
10,118	American Electric Power Co., Inc.(a)	444,585
21,016	CenterPoint Energy, Inc.(a)	447,641
19,048	CMS Energy Corp.(a)	448,580
7,386	Consolidated Edison, Inc.(a)	442,348
8,362	Dominion Resources, Inc.(a)	442,684
7,512	DTE Energy Co.(a)	450,269
6,882	Duke Energy Corp.(a)	445,954
9,780	Edison International(a)	446,848
6,463	Entergy Corp.(a)	447,886
12,291	Exelon Corp.(a)	437,314
10,206	FirstEnergy Corp.(a)	450,085
8,261	Integrys Energy Group, Inc.(a)	431,224
6,516	NextEra Energy, Inc.(a)	458,269
17,248	NiSource, Inc.(a)	439,479
11,702	Northeast Utilities(a)	447,367
19,989	NRG Energy, Inc.(a)	427,565
23,262	Pepco Holdings, Inc.(a)	439,652
10,213	PG&E Corp.(a)	435,789
8,249	Pinnacle West Capital Corp.(a)	435,547
15,196	PPL Corp.(a)	441,444
13,864	Public Service Enterprise Group, Inc.(a)	446,144
9,124	SCANA Corp.(a)	440,415
6,714	Sempra Energy(a)	432,986
9,807	Southern Co.(a)	452,004
25,301	TECO Energy, Inc.(a)	448,840
11,821	Wisconsin Energy Corp.(a)	445,297
15,697	Xcel Energy, Inc.(a)	434,964
		13,260,293

	Total Common Stocks - 123.4%
	(Cost $197,442,991)	214,569,797

	Short-Term Investments - 0.6%
	Money Market - 0.6%
1,075,202	Dreyfus Treasury Prime Cash Management Institutional Shares	1,075,202
	(Cost $1,075,202)

	Total Investments - 124.0%
	(Cost $198,518,193)	215,644,999
	Liabilities in excess of Other Assets - 0.0%*	(61,679)
	Total Value of Options Written - (0.4%) (Premiums received $2,379,371)	(717,526)
	Borrowings - (23.6% of Net Assets or 19.0% of Total Investments)	(41,000,000)
	Net Assets - 100.0%	$ 173,865,794

Contracts
(100 shares		Expiration	Exercise
per contract)	Call Options Written - (0.4%)	Month	Price	Value
5,957	Financial Select Sector SPDR Fund	October 2012	$ 16.00	$ (56,592)
1,681	iShares Dow Jones U.S. Real Estate Index Fund	October 2012	66.00	(23,534)
9,070	iShares Russell 2000 Index Fund	October 2012	86.00	(335,590)
77	NASDAQ 100 Index	October 2012	2,900.00	(38,500)
503	S&P 500 Index	October 2012	1,480.00	(140,840)
1,204	SPDR S&P MidCap 400 ETF	October 2012	184.00	(105,350)
856	SPDR S&P Retail ETF	October 2012	65.00	(17,120)

	Total Value of Options Written - (0.4%)
	(Premiums received $2,379,371)			$ (717,526)

NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

*	Less than 0.1%.

(a)	All or a portion of these securities have been physically segregated in connection with open option contracts and borrowings. As of September 30, 2012, the total amount segregated was $213,833,373.
(b)	Non-income producing security.
(c)	When-issued or delayed delivery security.

Securities are classified by sectors that represent broad groupings of industries.

See previously submitted notes to financial statements June 30, 2012.

Country Allocation**
United States	96.2%
Ireland	1.2%
Switzerland	1.0%
United Kingdom	0.6%
Bermuda	0.4%
Netherlands	0.2%
Panama	0.2%
Curacao	0.2%

** Subject to change daily. Based on common stocks.

At September 30, 2012 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$198,735,081	$24,107,579	$(7,197,661)	$16,909,918

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded. Preferred stocks for which the last price is not available are valued at the mean between the last available bid and asked prices on that day. Equity index options are valued at the mean between the last available bid and asked prices on the primary exchange on which they are traded. Exchange traded options are valued at the mean of the best bid and asked prices at the close on those exchanges on which they are traded. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximated market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 2 or Level 3 securities at September 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of September 30, 2012:

Description
(value in $000s)	Level 1	Level 2	Level 3	Total
Common Stocks	$214,570	$-	$-	$214,570
Money Market Fund	1,075	-	-	1,075
Total	$215,645	$-	$-	$215,645
Liabilities:
Call Options Written	$718	$-	$-	$718
Total	$718	$-	$-	$718

During the three months ended September 30, 2012, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
        Donald C. Cacciapaglia
Chief Executive Officer

Date:       November 26, 2012

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      November 26, 2012